Note 18 Tax assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Tax assets and liabilities [Line Items]
Current tax assets	€ 2,244	€ 1,978
Deferred tax assets	15,374	14,747
Tax assets	17,618	16,725
Current tax liabilities	1,000	1,415
Deferred tax liabilities	2,087	1,520
Tax liabilities	€ 3,087	€ 2,935